UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Partner Fund Management, L.P.

Address:   One Market Plaza
           Steuart Tower, 22nd Floor
           San Francisco, CA 94105


Form 13F File Number: 28-13169


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Linda Fitzgerald
Title:  Chief Compliance Officer
Phone:  415-281-1000

Signature,  Place,  and  Date  of  Signing:

/s/ Linda Fitzgerald               San Francisco, CA                  2/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             102

Form 13F Information Table Value Total:  $    1,532,410
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
A123 SYS INC                 COM            03739T108     1304     58,076 SH       SOLE                    58,076      0    0
ACORDA THERAPEUTICS INC      COM            00484M106    19477    772,914 SH       SOLE                   772,914      0    0
AFFYMAX INC                  COM            00826A109      211      8,525 SH       SOLE                     8,525      0    0
ALCOA INC                    COM            013817101    24199  1,501,161 SH       SOLE                 1,501,161      0    0
ALCON INC                    COM            H01301102    21680    131,912 SH       SOLE                   131,912      0    0
ALKERMES INC                 COM            01642T108     3593    381,847 SH       SOLE                   381,847      0    0
ALLERGAN INC                 COM            018490102     6039     95,838 SH       SOLE                    95,838      0    0
AMERICAN MED SYS HLDGS INC   COM            02744M108    13177    683,088 SH       SOLE                   683,088      0    0
AMERIGROUP CORP              CNV            03073TAB8     7974  8,306,000 PRN      SOLE                 8,306,000      0    0
AMERIGROUP CORP              COM            03073T102     2091     77,546 SH       SOLE                    77,546      0    0
AMGEN INC                    COM            031162100     7355    130,014 SH       SOLE                   130,014      0    0
AMN HEALTHCARE SERVICES INC  COM            001744101     1190    131,302 SH       SOLE                   131,302      0    0
AMYLIN PHARMACEUTICALS INC   COM            032346108     4670      3,291 SH  PUT  SOLE                     3,291      0    0
AMYLIN PHARMACEUTICALS INC   COM            032346108     9739      6,863 SH  CALL SOLE                     6,863      0    0
AMYLIN PHARMACEUTICALS INC   CNV            032346AF5    20735 26,390,000 PRN      SOLE                26,390,000      0    0
AMYLIN PHARMACEUTICALS INC   COM            032346108    44344  3,124,987 SH       SOLE                 3,124,987      0    0
APPLE INC                    COM            037833100    13616     64,612 SH       SOLE                    64,612      0    0
ASIAINFO HLDGS INC           COM            04518A104     1658     54,433 SH       SOLE                    54,433      0    0
ATHEROS COMMUNICATIONS INC   COM            04743P108     4234    123,654 SH       SOLE                   123,654      0    0
AUTODESK INC                 COM            052769106    36909  1,452,539 SH       SOLE                 1,452,539      0    0
AUXILIUM PHARMACEUTICALS INC COM            05334D107    24985    833,377 SH       SOLE                   833,377      0    0
AVALONBAY CMNTYS INC         COM            053484101    22698    276,431 SH       SOLE                   276,431      0    0
BED BATH & BEYOND INC        COM            075896100    34109    883,426 SH       SOLE                   883,426      0    0
BIOGEN IDEC INC              COM            09062X103     9359    174,934 SH       SOLE                   174,934      0    0
BLACKROCK INC                COM            09247X101     6855     29,523 SH       SOLE                    29,523      0    0
BROADCOM CORP                COM            111320107    13822    439,204 SH       SOLE                   439,204      0    0
BROOKDALE SR LIVING INC      COM            112463104     8374    460,356 SH       SOLE                   460,356      0    0
BUCYRUS INTL INC NEW         COM            118759109    17510    310,622 SH       SOLE                   310,622      0    0
CAPITAL ONE FINL CORP        COM            14040H105    27899    727,684 SH       SOLE                   727,684      0    0
CARDIOME PHARMA CORP         COM            14159U202     1604    360,524 SH       SOLE                   360,524      0    0
CAREFUSION CORP              COM            14170T101     6339    253,469 SH       SOLE                   253,469      0    0
CB RICHARD ELLIS GROUP INC   COM            12497T101    63234  4,659,855 SH       SOLE                 4,659,855      0    0
CENTURY ALUM CO              COM            156431108     6364    393,064 SH       SOLE                   393,064      0    0
CIGNA CORP                   COM            125509109    29443    834,783 SH       SOLE                   834,783      0    0
CITRIX SYS INC               COM            177376100     7178    172,502 SH       SOLE                   172,502      0    0
COGNIZANT TECHNOLOGY SOLUTIO COM            192446102    10397    229,371 SH       SOLE                   229,371      0    0
COMMUNITY HEALTH SYS INC NEW COM            203668108    23107    649,072 SH       SOLE                   649,072      0    0
CONCUR TECHNOLOGIES INC      COM            206708109     7377    172,567 SH       SOLE                   172,567      0    0
CONSOL ENERGY INC            COM            20854P109    20303    407,699 SH       SOLE                   407,699      0    0
CROSS CTRY HEALTHCARE INC    COM            227483104      297     30,000 SH       SOLE                    30,000      0    0
CVS CAREMARK CORPORATION     COM            126650100    28930    898,156 SH       SOLE                   898,156      0    0
DAVITA INC                   COM            23918K108     9551    162,603 SH       SOLE                   162,603      0    0
DEERE & CO                   COM            244199105    29123    538,412 SH       SOLE                   538,412      0    0
DISNEY WALT CO               COM            254687106    28504    883,860 SH       SOLE                   883,860      0    0
EATON CORP                   COM            278058102    34145    536,706 SH       SOLE                   536,706      0    0
ECLIPSYS CORP                COM            278856109    20767  1,121,342 SH       SOLE                 1,121,342      0    0
EXPRESS SCRIPTS INC          COM            302182100    37662    435,805 SH       SOLE                   435,805      0    0
F5 NETWORKS INC              COM            315616102    14372    271,316 SH       SOLE                   271,316      0    0
GILEAD SCIENCES INC          COM            375558103     5175    119,591 SH       SOLE                   119,591      0    0
GOOGLE INC                   COM            38259P508    39159     63,162 SH       SOLE                    63,162      0    0
HEARTWARE INTL INC           COM            422368100     1466     41,318 SH       SOLE                    41,318      0    0
HOLOGIC INC                  CNV            436440AA9    18571 21,792,000 PRN      SOLE                21,792,000      0    0
HOST HOTELS & RESORTS INC    COM            44107P104    16024  1,373,058 SH       SOLE                 1,373,058      0    0
HUMAN GENOME SCIENCES INC    COM            444903108     3821    124,941 SH       SOLE                   124,941      0    0
ISHARES TR INDEX             COM            464287739    67066     14,605 SH  CALL SOLE                    14,605      0    0
KIMCO REALTY CORP            COM            49446R109    13509    998,446 SH       SOLE                   998,446      0    0
LIFEPOINT HOSPITALS INC      COM            53219L109    10148    311,963 SH       SOLE                   311,963      0    0
LIFEPOINT HOSPITALS INC      CNV            53219LAG4     6032  6,575,697 PRN      SOLE                 6,575,697      0    0
LOWES COS INC                COM            548661107    11888    508,245 SH       SOLE                   508,245      0    0
MEDICINES CO                 COM            584688105     1782    213,641 SH       SOLE                   213,641      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
MEDICIS PHARMACEUTICAL CORP  COM            584690309    11391    421,114 SH       SOLE                   421,114      0    0
METTLER TOLEDO INTERNATIONAL COM            592688105     2979     28,374 SH       SOLE                    28,374      0    0
MILLICOM INTL CELLULAR S A   COM            L6388F110     7028     95,268 SH       SOLE                    95,268      0    0
NVIDIA CORP                  COM            67066G104    11618    621,965 SH       SOLE                   621,965      0    0
OFFICE DEPOT INC             COM            676220106     6591  1,021,803 SH       SOLE                 1,021,803      0    0
OFFICEMAX INC DEL            COM            67622P101     3599    283,572 SH       SOLE                   283,572      0    0
OMNIVISION TECHNOLOGIES INC  COM            682128103    12145    836,427 SH       SOLE                   836,427      0    0
OREXIGEN THERAPEUTICS INC    COM            686164104     4487    603,037 SH       SOLE                   603,037      0    0
PATTERSON COMPANIES INC      COM            703395103     1875     66,997 SH       SOLE                    66,997      0    0
PERKINELMER INC              COM            714046109    10243    497,497 SH       SOLE                   497,497      0    0
QUALCOMM INC                 COM            747525103     2130     46,037 SH       SOLE                    46,037      0    0
QWEST COMMUNICATIONS INTL IN COM            749121109    22486  5,340,944 SH       SOLE                 5,340,944      0    0
RACKSPACE HOSTING INC        COM            750086100     1992     95,540 SH       SOLE                    95,540      0    0
REHABCARE GROUP INC          COM            759148109     3594    118,098 SH       SOLE                   118,098      0    0
ROCKWELL AUTOMATION INC      COM            773903109    40063    852,776 SH       SOLE                   852,776      0    0
SALESFORCE COM INC           COM            79466L302     8234    111,623 SH       SOLE                   111,623      0    0
SANDISK CORP                 CNV            80004CAC5    13020 15,666,000 PRN      SOLE                15,666,000      0    0
SAVIENT PHARMACEUTICALS INC  COM            80517Q100    28428  2,088,736 SH       SOLE                 2,088,736      0    0
SCHLUMBERGER LTD             COM            806857108    50227    771,652 SH       SOLE                   771,652      0    0
SELECT MED HLDGS CORP        COM            81619Q105     4287    403,685 SH       SOLE                   403,685      0    0
SIMON PPTY GROUP INC NEW     COM            828806109    49976    626,268 SH       SOLE                   626,268      0    0
SL GREEN RLTY CORP           COM            78440X101    10502    209,032 SH       SOLE                   209,032      0    0
SONUS NETWORKS INC           COM            835916107     1787    847,221 SH       SOLE                   847,221      0    0
STRYKER CORP                 COM            863667101    48257    958,044 SH       SOLE                   958,044      0    0
TECK RESOURCES LTD           COM            878742204    13390    382,900 SH       SOLE                   382,900      0    0
TEVA PHARMACEUTICAL INDS LTD COM            881624209    29612      5,271 SH  CALL SOLE                     5,271      0    0
TEVA PHARMACEUTICAL INDS LTD COM            881624209    17000    302,593 SH       SOLE                   302,593      0    0
TIM PARTICIPACOES S A        COM            88706P106     6742    226,920 SH       SOLE                   226,920      0    0
UNIVERSAL HLTH SVCS INC      COM            913903100     4711    154,456 SH       SOLE                   154,456      0    0
UQM TECHNOLOGIES INC         COM            903213106      911    132,993 SH       SOLE                   132,993      0    0
VANCEINFO TECHNOLOGIES INC   COM            921564100      506     26,300 SH       SOLE                    26,300      0    0
VITAL IMAGES INC             COM            92846N104     1048     82,595 SH       SOLE                    82,595      0    0
VIVO PARTICIPACOES S A       COM            92855S200    16253    524,300 SH       SOLE                   524,300      0    0
VMWARE INC                   COM            928563402     2067     48,769 SH       SOLE                    48,769      0    0
WARNER CHILCOTT PLC IRELAND  COM            G94368100     3125    109,781 SH       SOLE                   109,781      0    0
WATERS CORP                  COM            941848103     3770     60,838 SH       SOLE                    60,838      0    0
WATSON PHARMACEUTICALS INC   COM            942683103    37766    953,447 SH       SOLE                   953,447      0    0
WELLCARE HEALTH PLANS INC    COM            94946T106     2617     71,191 SH       SOLE                    71,191      0    0
WELLPOINT INC                COM            94973V107     9046    155,196 SH       SOLE                   155,196      0    0
WHITING PETE CORP NEW        COM            966387102    12862    180,009 SH       SOLE                   180,009      0    0
WYNDHAM WORLDWIDE CORP       COM            98310W108    25378  1,258,188 SH       SOLE                 1,258,188      0    0
ZIMMER HLDGS INC             COM            98956P102     5523     93,434 SH       SOLE                    93,434      0    0


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